LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Terms and debt repayment	$ 7,410,569	$ 4,606,083
Terms and debt repayment	$ 7,339,976	4,559,565
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 400,000
Year of origination	2020
Nominal interest rate % per annum	2.75%
Year of maturity	2025
Terms and debt repayment	$ 22,249	51,960
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 1,200,000
Year of origination	2020
Nominal interest rate % per annum	2.50%
Year of maturity	2025
Terms and debt repayment	$ 16,722	108,703
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2020
Nominal interest rate % per annum	3.75%
Year of maturity	2025
Terms and debt repayment		15,980
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2023
Nominal interest rate % per annum	7.75%
Year of maturity	2026
Terms and debt repayment	$ 77,956	110,848
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 50,000
Year of origination	2023
Nominal interest rate % per annum	8.25%
Year of maturity	2028
Terms and debt repayment	$ 24,798	26,714
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 100,000
Year of origination	2023
Nominal interest rate % per annum	8.28%
Year of maturity	2028
Terms and debt repayment	$ 48,365	52,305
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 50,000
Year of origination	2023
Nominal interest rate % per annum	10.38%
Year of maturity	2026
Terms and debt repayment	$ 13,299	18,797
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2023
Nominal interest rate % per annum	8.80%
Year of maturity	2026
Terms and debt repayment	$ 92,105	123,515
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 1,000,000
Year of origination	2022
Nominal interest rate % per annum	5.15%
Year of maturity	2027
Terms and debt repayment	$ 404,011
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2018
Year of maturity
Terms and debt repayment	$ 133,947
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Nominal interest rate % per annum	4.58%
Year of maturity	2018
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Nominal interest rate % per annum	6.0799%
Year of maturity	2033
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 400,000
Year of origination	2024
Nominal interest rate % per annum	10.80%
Year of maturity	2025
Terms and debt repayment	$ 164,289	294,053
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 200,000
Year of origination	2024
Nominal interest rate % per annum	10.80%
Year of maturity	2025
Terms and debt repayment	$ 78,382	147,026
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 100,000
Year of origination	2025
Nominal interest rate % per annum	11.70%
Year of maturity	2025
Terms and debt repayment	$ 53,910
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 225,000
Year of origination	2025
Nominal interest rate % per annum	23.40%
Year of maturity	2025
Terms and debt repayment	$ 121,298
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount	$ 280,000
Year of origination	2025
Nominal interest rate % per annum	24.06%
Year of maturity	2025
Terms and debt repayment	$ 195,906
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Year of maturity
Recourse liability [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	SGD
Principal amount
Year of origination
Year of maturity
Terms and debt repayment	$ 3,978,394	2,397,078
Recourse liability [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Nominal interest rate % per annum	7.00%
Year of maturity
Recourse liability [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination
Nominal interest rate % per annum	7.70%
Year of maturity
Lease liabilities [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Currency	Multiple
Principal amount
Year of origination
Year of maturity
Terms and debt repayment	$ 1,914,345	$ 1,212,586
Lease liabilities [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination	2019
Nominal interest rate % per annum	2.99%
Year of maturity	2024
Lease liabilities [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment Schedule (Details) [Line Items]
Year of origination	2022
Nominal interest rate % per annum	8.21%
Year of maturity	2029